Organization and Business Description (Details)	Feb. 20, 2022 USD ($)
Board of directors [Member]
Organization and Business Description [Line Items]
Consideration of investor (in Dollars)
U-BX Beijing [Member]
Organization and Business Description [Line Items]
Percentage of equity	2.99%
WFOE Zhejiang [Member]
Organization and Business Description [Line Items]
Percentage of equity	100.00%